Private Placement (Details) - Gx Acquisition Corp [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 23, 2019
Private Placement (Details) [Line Items]
Aggregate purchased value (in Dollars)			$ 7,000,000
Stock price per share				$ 10.00
IPO [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)		7,000,000
Purchase price of warrants per unit		$ 1.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchased value (in Dollars)		$ 7,000,000
Private placement warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchased value (in Dollars)	$ 7,000,000
Aggregate shares purchased (in Shares)	7,000,000
Shares issued per share	$ 1.00
Common Class A [Member]
Private Placement (Details) [Line Items]
Exercisable shares (in Shares)		1
Stock price per share	11.50	$ 11.50
Shares issued per share	$ 10.15